Provision In Lieu Of Income Taxes (Components Of Income Tax Provisions (Benefits)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provision In Lieu Of Income Taxes [Abstract]
Current: U.S. federal	$ 100	$ 69	$ 112
Current: State	22	22	21
Deferred: U.S. federal	27	49	21
Amortization of investment tax credits	(1)	(2)	(2)
Total reported in operating expenses	148	138	152
U.S. federal	(17)	(21)	(32)
Deferred federal	5	6	(3)
Total reported in other income and deductions	(12)	(15)	(35)
Total provision in lieu of income taxes	$ 136	$ 123	$ 117